Sarah M. Coutu State Street 1 Iron Street CCB 1102 Boston, MA 02210 Tel +1 617 662 1483 Fax +1 617 369 0204 scoutu@statestreet.com

June 10, 2015

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	iShares Trust (the “Trust”)
           Securities Act File No. 333-92935;
           Investment Company Act File No. 811-09729

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the following Prospectuses and Statements of Additional Information, each dated June 9, 2015, do not differ from those contained in the Post-Effective Amendments listed below to the Trust’s Registration Statement on Form N-1A, filed electronically on June 9, 2015:

Series	Post-Effective Amendment No.
iShares MSCI International Developed Size Factor ETF	1,434
iShares MSCI International Developed Value Factor ETF	1,435

If you have any questions, please do not hesitate to contact Benjamin J. Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124 or me at (617) 662-1483.

Yours truly,

/s/ Sarah M. Coutu
Sarah M. Coutu
Assistant Secretary

cc:  Benjamin J. Haskin, Esq.